Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 123		$ 224	$ 55
Cost of revenues	(38)		(72)	(21)
Gross profit	85		152	34
Operating expenses:
Research and development, net	(2,367)	(3,150)	(4,525)	(6,269)
Sales and marketing	(311)	(484)	(576)	(1,188)
General and administrative	(608)	(715)	(1,161)	(1,573)
Operating loss	(3,201)	(4,349)	(6,110)	(8,996)
Financing income (expenses), net	29	(1,715)	1,402	(1,655)
Net loss	$ (3,172)	$ (6,064)	$ (4,708)	$ (10,651)
Basic net loss per share from continuing operations	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.03)
Diluted net loss per share from continuing operations	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.03)
Weighted average number of shares outstanding used in computing basic net loss per share	459,778,056	322,979,556	459,778,056	322,979,556
Weighted average number of shares outstanding used in computing diluted net loss per share	459,778,056	322,979,556	459,778,056	322,979,556